Consolidated Statements of Financial Position (Details) - Schedule of cash and cash equivalents - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Financial Position (Details) - Schedule of cash and cash equivalents [Line Items]
Short-term deposits	€ 3,422	€ 12,584,892
Cash at banks	16,261,932	13,665,103
Total cash and cash equivalents	16,265,354	26,249,995
Deposits held in Euro (3 months original maturity and less) [Member]
Consolidated Statements of Financial Position (Details) - Schedule of cash and cash equivalents [Line Items]
Short-term deposits	3,422	12,584,892
Cash held in U.S. dollars [Member]
Consolidated Statements of Financial Position (Details) - Schedule of cash and cash equivalents [Line Items]
Cash at banks	8,645,014	7,612,467
Cash held in U.S. Euro [Member]
Consolidated Statements of Financial Position (Details) - Schedule of cash and cash equivalents [Line Items]
Cash at banks	€ 7,616,918	€ 6,052,636